Acquisition of Rockcliff Metals Corporation (Tables)	12 Months Ended
Dec. 31, 2023
Rockcliff Metals Corporation [Member]
Disclosure of asset acquisitions [line items]
Disclosure of detailed information about identifiable assets acquired and liabilities assumed [Table Text Block]
Fair value of net assets acquired / (liabilities) assumed
Cash and cash equivalents	$270
Accounts receivable and prepaid expenses	98
Property, plant & equipment	33
Exploration property	14,198
Accounts payable and accrued liabilities	(305)
Advance from Hudbay	(548)
Total fair value of net identifiable assets acquired	$13,746